Investment Properties	12 Months Ended
Dec. 31, 2018
Investment properties [abstract]
Investment properties
17	Investment properties

RMB’000
As at 1 January 2017
Cost	540,493
Accumulated depreciation	(160,064)

Net book amount	380,429

Year ended 31 December 2017
Opening net book amount	380,429
Transferred from property, plant and equipment (Note 16)	24,489
Charge for the year	(13,652)

Closing net book amount	391,266

As at 31 December 2017
Cost	594,135
Accumulated depreciation	(202,869)

Net book amount	391,266

Year ended 31 December 2018
Opening net book amount	391,266
Charge for the year	(14,527)

Closing net book amount	376,739

As at 31 December 2018
Cost	594,135
Accumulated depreciation	(217,396)

Net book amount	376,739

As at 31 December 2018, the Group had no contractual obligations for future repairs and maintenance (31 December 2017: Nil).

Investment properties represent certain floors of an office building leased to other entities including related parties.

The fair value of the investment properties of the Group as at 31 December 2018 was estimated by the directors to be approximately RMB 1,436,852 thousands by reference to market values of similar properties in the nearby area (31 December 2017: RMB 1,332,452 thousands). This fair value estimation was at level 3 of fair value hierarchy by using market observable inputs. The investment properties have not been valued by external independent appraisers.

Rental income of RMB 76,001 thousands was recognized by the Group for the year ended 31 December 2018 (2017: RMB 46,700 thousands, 2016: RMB 46,164 thousands).